PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

5.    PREPAID EXPENSES AND OTHER ASSETS

The following table presents GFL’s prepaid expenses and other assets for the periods indicated:

	December 31, 2023	December 31, 2022
Prepaid expenses and other assets	$123.4	$98.7
Vehicle parts, supplies and inventory	98.2	$84.2
	$221.6	$182.9